2023 Public Offering	12 Months Ended
Dec. 31, 2024
2023 Public Offering [Abstract]
2023 Public Offering

5. 2023 Public Offering

On February 13, 2023, the Company closed a public offering of 6,017 shares of its common stock, 699 pre-funded warrants to purchase shares of common stock with an exercise price of $0.048 which did not have an expiration date (the “Class C Pre-Funded Warrants”) and 6,450,000 warrants to purchase up to 13,438 shares of common stock with an exercise price of $2,572.80 which expire on February 14, 2028 (the “Class C Common Stock Warrants”) at a combined offering price of $2,318.40 per share of common stock and two Class C Common Stock Warrants, or $2,318.352 per Class C Pre-Funded Warrant and two Class C Common Stock Warrants (the “February 2023 Public Offering”). Net cash proceeds to the Company from the offering were $14.0 million and issuance costs were $1.5 million.

Roth Capital Partners, LLC (“Roth”) was engaged by the Company to act as its exclusive placement agent for the February 2023 Public Offering. The Company paid Roth a cash fee equal to 8.0% of the gross proceeds received by the Company in the public offering, totaling $1.2 million of issuance costs.

The shares of common stock underlying the Class C Pre-Funded Warrants and the shares of common stock underlying the Class C Common Stock Warrants were registered with the SEC on Form S-1 (File No. 333-268576) and was declared effective by the SEC on February 9, 2023.

Between February 14, 2023 and April 6, 2023, the Company received notices of cash exercise for the Class C Pre-Funded Warrants issued in connection with the February 2023 Public Offering for 699 shares of common stock at a total purchase price of $33.64. As of December 31, 2024, there were no Class C Pre-Funded Warrants outstanding.

Using a Monte-Carlo simulation model, the Class C Common Stock Warrants were valued in the aggregate at $14.0 million and included in the issuance costs of the February 2023 Public Offering and treated as a liability (see Note 10).

From March 13, 2023 to December 31, 2024, the Company received notices of alternative cashless exercises for 6,217,640 Class C Common Stock Warrants issued in connection with the February 2023 Public Offering for 5,160 shares of common stock. As of December 31, 2024, there were 232,360 of Class C Common Stock Warrants outstanding to purchase up to 485 shares of common stock.

As part of the Class D Warrant Inducement (defined below) on August 22, 2024, the exercise price of the Class C Common Stock Warrants was reset from $38.24 to $16.00.